Stockholders' Deficit (Details) - $ / shares				8 Months Ended
	Apr. 06, 2021	Feb. 06, 2021	Feb. 04, 2021	Sep. 30, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, designated shares (in Shares)			1,000,000	1,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Voting rights, description			Holders are entitled to one vote for each share of Class B common stock.
Converted basis, percentage		20.00%		20.00%
Stock price			$ 10
Price per share		$ 9.2
Total equity proceeds percentage		60.00%
Percentage of market value		115.00%
Issued price		$ 18
Redemption of warrants price per shares		$ 10
Warrant term		5 years
Subsequent Event [Member]
Stockholders' Deficit (Details) [Line Items]
Reverse stock split, description	the Company effected a 1:1.2 stock split of the Class B common stock, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 8). All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split. Of the 13,800,000 shares of Class B common stock, an aggregate of up to 1,800,000 shares are subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding common stock after the Proposed Public Offering.
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized (in Shares)			380,000,000	380,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)				55,200,000
Excess Stock, Shares Outstanding (in Shares)				55,200,000
Stock price		$ 11.5	$ 11.5
Price per share				$ 10
Issued price		18
Purchase price		$ 10
Percentage of higher market value		180.00%
Redemption of warrants price per shares		$ 10
Warrants, description				Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the Class A Common Stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Class A Common Stock [Member] | Business Combination [Member]
Stockholders' Deficit (Details) [Line Items]
Initial Business Combination price		$ 9.2
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized (in Shares)			20,000,000	20,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)			11,500,000	13,800,000
Excess Stock, Shares Outstanding (in Shares)				13,800,000
Voting rights, description				Holders are entitled to one vote for each share of Class B Common Stock.
Common stock, shares outstanding (in Shares)			11,500,000
Exercise price 18.00 [Member]
Stockholders' Deficit (Details) [Line Items]
Warrants, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders
Exercise price 10.00 [Member]
Stockholders' Deficit (Details) [Line Items]
Warrants, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00.• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares, based on the redemption date and the “fair market value” (as defined below) of the Company’s Class A common stock except as otherwise described below;• if, and only if, the closing price of the Company’s Class A common stock equals or exceeds $10.00 per public share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.